VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Valuation allowance for deferred tax assets
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 29.4	$ 10.8
Additions, Charged to costs and expenses	36.6	18.6
Additions, Charged to other accounts	0.0	0.0
(Deductions)	0.0	0.0
Balance at end of period	66.0	29.4
Allowance for premium receivables
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	0.0
Additions, Charged to costs and expenses	0.9
Additions, Charged to other accounts	0.0
(Deductions)	(0.7)
Balance at end of period	$ 0.2	$ 0.0